Contingent Liabilities	12 Months Ended
Dec. 31, 2022
Disclosure of contingent liabilities [abstract]
Contingent Liabilities	CONTINGENT LIABILITIES
    Randgold and Exploration summons
On 21 August 2008, Gold Fields Operations Limited ("GFO") formerly known as Western Areas Limited, a subsidiary of Gold Fields, received a summons from Randgold and Exploration Company Limited ("R&E") and African Strategic Investment (Holdings) Limited. The summons claims that during the period that GFO was under the control of Brett Kebble, Roger Kebble and others, GFO assisted in the unlawful disposal of shares owned by R&E in Randgold Resources Limited ("Resources") and Afrikander Lease Limited, now Uranium One.
The claims have been computed in various ways. The highest value of the claims, as they currently stand, equates to approximately R43.7 billion (US$2.6 billion).
Simultaneously with delivering its plea, GFO joined certain third parties to the action in order to enable it to claim compensation against such third parties in the event that the plaintiffs are successful in one or more of their claims. In addition, notices in terms of section 2(2)(b) of the Apportionment of Damages Act, 1956 were served on various parties by GFO, in order to enable it to make a claim for a contribution against such parties in terms of the Apportionment of Damages Act, should the plaintiffs be successful in one or more of its claims.
GFO’s assessment is that it has sustainable defences to these claims and, accordingly, GFO’s attorneys have been instructed to vigorously defend the claims.
The ultimate outcome of the claims cannot presently be determined and, accordingly, no adjustment for any effects on the Group that may result from these claims, if any, has been made in the consolidated financial statements.
    Silicosis and Tuberculosis Class Action Settlement
The Tshiamiso Trust has been established to carry out the terms of the settlement agreement reached between six gold mining companies (including Gold Fields) and claimant attorneys in the Silicosis and Tuberculosis class action. The Tshiamiso Trust is responsible for ensuring that all eligible current and former mineworkers across southern Africa with Silicosis or work-related Tuberculosis (or their dependents where the mineworker has passed away) are compensated pursuant to the Silicosis and Tuberculosis Class Action Settlement Agreement.
As of 1 February 2023, 10,913 claimants have received benefits from the Trust in the aggregate amount of R966.2 million.
    Financial provision raised
Gold Fields has provided for the estimated cost of the above settlement based on actuarial assessments and the provisions of the Silicosis and Tuberculosis Settlement Agreement. At 31 December 2022, the provision for Gold Fields’ share of the settlement of the class action claims and related costs amounted to US$10.5 million (R178.9 million) (2021: US$13.1 million (R209.6 million)). The nominal value of this provision is US$14.4 million (R244.7 million).
The ultimate outcome of this matter however remains uncertain, with the number of eligible workers successfully submitting claims and receiving compensation being uncertain. The provision is consequently subject to adjustment in the future.
Notes to the Consolidated Financial Statements continued
for the year ended 31 December 2022

35.    CONTINGENT LIABILITIES continued
    Acid mine drainage
Acid mine drainage (“AMD”) or acid rock drainage (“ARD”), collectively called acid drainage (“AD”) is formed when certain sulphide minerals in rocks are exposed to oxidising conditions (such as the presence of oxygen, combined with water). AD can occur under natural conditions or as a result of the sulphide minerals that are encountered and exposed to oxidation during mining or during storage in waste rock dumps, ore stockpiles or tailings storage facilities. The acidic water that forms usually contains iron and other metals if they are contained in the host rock.
Gold Fields has identified incidences of AD, and the risk of potential short-term and long-term AD issues, specifically at its Cerro Corona, South Deep and St Ives mines.
Gold Fields commissioned technical studies at Cerro Corona, starting in 2015, to investigate technical solutions, to better inform appropriate short- and long-term mitigation strategies for AD management and to work towards a reasonable cost estimate of potential issues. While progress has been made in addressing potential long-term AD risks, Gold Fields is not able to generate a reliable estimate of the total potential impact on the Group.
South Deep has concluded technical studies which have indicated that, subject to the implementation of targeted mitigation measures and no regional hydrogeological changes, AD generation will be mitigated and/or contained, thus resulting in no potential residual environmental risk. South Deep continues to implement required mitigation measures to prevent AD. Due to the inherent uncertainty on the outcome of the cessation of dewatering of Cooke 4 (Ezulwini) over which South Deep does not have control, together with the application made by Rand Uranium (a subsidiary of Sibanye Stillwater) for the closure of Cooke 3, 2 and 1 shafts, which would result in the rewatering of these shafts, along with other possible hydrogeological influences unrelated to South Deep in the future, the post closure water liability continues to be a contingent liability.
St Ives has initiated technical investigations into potential AD generation, identified as part of progressive rehabilitation activities, at the Cave Rocks landform and open pit.
No adjustment for any effects on the Group that may result from AD, if any, has been made in the consolidated financial statements other than through the Group’s normal environmental rehabilitation costs provision (refer note 25.1).